INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax benefit (expense)
Current: Subsidiaries outside of The Netherlands	$ (408)	$ (357)	$ (2,299)
Current income tax expense in the Netherlands	0	0	248
Deferred: Subsidiaries outside of the Netherlands	(801)	(333)	48
Previous: Subsidiaries outside of The Netherlands	(435)	800	754
Federal Tax Expense Benefit	$ 0	$ 248	$ 0